Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities:
Net income	$ 19,416	$ 12,860	$ 53,623	$ 36,325
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	7,476	7,980	31,574	33,422
(Gain)/Loss on foreign currency remeasurement of intercompany item	(45)	(4,234)	244	(3,206)
Deferred taxes	1,925	1,483	4,422	2,706
Non-cash interest expense		3,390	5,103	12,874
Working capital adjustments:
Accounts receivable	(11,583)	(6,415)	(4,099)	(3,680)
Prepaid expenses, other current and non-current assets	1,694	(1,395)	(204)	(870)
Accounts payable, accrued expenses and other payables	(962)	(2,552)	5,835	(1,630)
Contract liabilities	(446)	(164)	609	(112)
Income tax payable	3,777	1,980	2,689	(1,749)
Other current and non-current liabilities	780	1,157	54	2,582
Net cash flows provided by operating activities	22,032	14,090	99,850	76,662
Cash flow from (used in) investing activities:
Acquisition of Double8 Games Co., Ltd.		(1,952)	(1,952)
Purchases of property and equipment	(34)	(33)	(217)	(200)
Acquisition of intangible assets			(6)
Net cash flows from (used in) investing activities	(34)	(1,985)	(2,175)	(200)
Cash flows from (used in) financing activities:
Proceeds from capital investment from parent				5,124
Proceeds received from short-term borrowings				68,631
Proceeds received from long-term borrowings with related parties				17,158
Repayments of long-term borrowings with related parties			(42,371)
Repayments of short-term borrowings		(16,756)	(33,897)	(152,704)
Net cash flows used in financing activities		(16,756)	(76,268)	(61,791)
Net foreign exchange difference on cash and cash equivalents	(750)	(1,255)	(637)	(3,217)
Net increase (decrease) in cash and cash equivalents	21,248	(5,906)	20,770	11,454
Cash and cash equivalents at beginning of period	63,188	42,418	42,418	30,964
Cash and cash equivalents at end of period	84,436	36,512	63,188	42,418
Noncash financing activity:
Conversion of 2.5% Convertible bonds, net of tax			187,095
Conversion of 2.5% Non-convertible bonds with warrants, net of tax			64,374
Interest		342	5,891	9,779
Income taxes	$ 130	$ 161	$ 12,546	$ 10,196